Disposal of Assets and other changes in organizational structure	6 Months Ended
Aug. 07, 2018
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Disposal of Assets and other changes in organizational structure
9.	Disposal of Assets and other changes in organizational structure

The Company has an active partnership and divestment program, which takes into account opportunities for divestments in several areas in which it operates. The divestment portfolio is dynamic, meaning that market conditions, legal matters and negotiations may affect the Company’s evaluation of ongoing and potential transactions. This program is an essential initiative in the Company’s 2018-2022 Business and Management Plan (2018-2022 BMP) and its decision-making methodology was reviewed and approved by the Brazilian Federal Auditor’s Office (Tribunal de Contas da União – TCU). Along with other initiatives, the partnership and divestment program will enable the Company to reduce and improve its indebtedness and debt profile, respectively. For the 2017-2018 period, the target of proceeds from divestments is US$ 21 billion.

On July 3, 2018, the Brazilian Supreme Court issued a preliminary injunction in the context of a direct action of unconstitutionality (ADI 5624 MC/DF) that challenges certain provisions under the State-Owned Companies Law (Law 13.303/2016). According to this injunction, competitive processes related to partnerships in refining business that would result in transfer of control are suspended, including the following divestments projects:

•	Araucária Nitrogenados S.A.;

•	Transportadora Associada de Gás (TAG). This process has been suspended since the beginning of June, following a judicial decision of the Federal Regional Court; and

•	Partnerships in the following refineries: Landulpho Alves (RLAM), Abreu e Lima (RNEST), Alberto Pasqualini (REFAP) and Presidente Getúlio Vargas (REPAR).

9.1.	Disposal of assets

Second installment of the exploratory block BM-S-8 sale

On July 28, 2016 the Board of Directors of Petrobras approved the disposal of the Company’s 66% interest in the exploratory block BM – S-8 to Statoil Brasil Óleo e Gás Ltda, which includes the Carcará area located in the pre-salt of Santos Basin, for the amount of US$ 2.5 billion.

The first installment of US $ 1.25 billion, corresponding to 50% of the transaction value, was received on November 22, 2016, and the remaining amount relates to two contingent payments.

The production sharing agreement with respect to the Norte de Carcará area, entered into by the Brazilian Federal Government, Statoil, Petrogal and Exxon, was made official on February 2, 2018 through the Brazilian Federal Register (official gazette). This fact completed the conditions precedent for the second payment of the exploratory block BMS-8. Accordingly, the Company received US$ 300 on March 21, 2018 and accounted it for within other income and expenses.

The third installment of this sale, in the amount of US$ 950, is still pending of certain future events related to the signing of a unitization agreement.

Disposal of Liquigás

On November 17, 2016 the Company’s Board of Directors approved the disposal of its wholly-owned subsidiary Liquigás Distribuidora S.A, a group entity from the RT&M business segment (Refining, Transportation and Marketing), to Companhia Ultragaz S.A., a subsidiary of Ultrapar Participações S.A. In January 2017, this sale was approved at Ultrapar’s and Petrobras’ Shareholders’ Meetings in the amount of US$ 828.

According to an official statement released by the General Superintendence of CADE (SG) on June 30, 2017, additional diligence was required in order to make a decision regarding on market concentration aspects of this sale. On August 28, 2017, the SG reported some concerns about market concentration that may result from this transaction and submitted its opinion to the CADE court.

Based on pending conditions precedent to the transaction at December 31, 2017, including CADE approval, the related assets and liabilities remained classified as held for sale at that date.

On February 28, 2018, the CADE court ruled on this matter and dismissed this sale. The sales and purchase agreement was subject to a termination clause providing for compensation to the Company in case of such decision. Accordingly, the Company received US$ 88 on March 13, 2018 and the related assets and liabilities are no longer classified as held for sale.

Disposal of Suape and Citepe petrochemical plants

On December 28, 2016, the Company’s Board of Directors approved the disposal of the interests in the wholly-owned subsidiaries Companhia Petroquímica de Pernambuco (PetroquímicaSuape) and Companhia Integrada Têxtil de Pernambuco (Citepe), both from the RT&M business segment, to Grupo Petrotemex S.A. de C.V. and to Dak Americas Exterior, S.L., both subsidiaries of Alpek, S.A.B. de C.V., which is a company from Grupo Alfa S.A.B. de C.V. (a Mexican public company), in the amount of US$ 385, to be disbursed at the transaction closing and subject to adjustments relating to working capital, net debt and recoverable taxes.

This transaction was approved at Petrobras’ Shareholders’ Meeting on March 27, 2017.

On February 7, 2018, the CADE approved this transaction provided the execution of an Agreement on Concentration of Control (Acordo de Controle de Concentração – ACC).

On April 30, 2018, this transaction was completed with the payment of US$ 435 after adjustments and the fulfillment of all conditions precedent established in the purchase and sale agreement.

Following price adjustments in the transaction closing, reversals of impairment in the amount of US$ 77 were accounted for within other income and expenses.

Strategic alliance with Total

On December 21, 2016, the Company entered into a master agreement with Total, in connection with the Strategic Alliance established in the Memorandum of Understanding signed on October 24, 2016. Accordingly, certain E&P assets were classified as held for sale at December 31, 2016 due to the share of interests established in this agreement, as described below:

•

Transfer of the Company’s 22.5% stake in the concession area named as Iara, comprising Sururu, Berbigão and West of Atapu fields, which are subject to unitization agreements with Entorno de Iara (an area under the Assignment Agreement in which the Company holds 100% and is located in the Block BM-S-11). The Company will continue to operate the block;

•	Transfer of the Company’s 35% stake in the concession area of Lapa field, located in the Block BM-S-9. Total will also become the operator and the Company will retain a 10% interest in this area; and

•

Transfer of the Company’s 50% interests in Termobahia S.A, including the power plants Celso Furtado and Rômulo Almeida. In 2016, the Company recognized an impairment loss on this transaction in the amount of US$ 47.

On February 28, 2017, the Company and Total signed purchase and sale agreements with respect to the aforementioned assets. Total will pay to the Company the amount of US$ 1,675 in cash for assets and services, subject to price adjustments, as well as contingent payments in the amount of US$ 150, associated with the production volume in Lapa field. In addition, a long-term line of credit in the amount of US$ 400 will be provided by Total, which may be used to fund the Company’s investments in the Iara fields.

The aforementioned agreements supplement the ones already executed on December 21, 2016, such as: (i) the Company’s preemptive right to purchase a 20% interest in block 2 of the Perdido Foldbelt area, in the Mexican sector of the Gulf of Mexico, (ii) the joint exploration studies in the exploratory areas of Equatorial Margin and in Santos Basin; and (iii) the Technological partnership agreement in the areas of digital petrophysics, geological processing and subsea production systems.

On January 15, 2018, Petrobras and Total closed the aforementioned transfers of interests of Iara and Lapa fields, after performing all conditions precedent to this transaction.

This transaction totaled US$ 1.95 billion, including price adjustments, but not including the long-term line of credit and the contingent payments. Accordingly, the Company recognized US$ 689 as other income and expenses in the first quarter of 2018.

The negotiations relating to the power plants deal is ongoing and the assets and liabilities thereof remained classified as held for sale at June 30, 2018.

Sale of Azulão field

On November 22, 2017, the Company entered into an agreement with Parnaíba Gás Natural S.A., a subsidiary of Eneva S.A, concerning the assignment of its entire participation in the Azulão Field (Concession BA-3), located in the state of Amazonas, in the amount of US$ 55.

This transaction was concluded on April 30, 2018 upon fulfillment of the conditions precedent, adjustments set forth in the agreement and payment of US$ 57 to the Company, resulting in a US$ 45 gain accounted for as other income and expenses.

Strategic alliance with Equinor (formerly Statoil)

On December 18, 2017, the Company entered into agreements with the Norwegian company Equinor relating to the assets of the strategic partnership, in continuity with the Heads of Agreement (“HoA”) signed and disclosed on September 29, 2017. The main signed contracts are:

(i) Strategic Alliance Agreement (“SAA”)—agreement describing all documents related to the strategic partnership, covering all negotiated initiatives;

(ii) Sale and Purchase Agreement (“SPA”)—sale of 25% of Petrobras’ interest in the Roncador field to Equinor.

(iii) Strategic Technical Alliance Agreement (“STAA”)—strategic agreement for technical cooperation aiming at maximizing the value of the asset and focusing on increasing the recoverable oil volume (recovery factor), including the extension of the useful life of the field;

(iv) Gas Term Sheet—Equinor may hire a certain processing capacity of natural gas at the Cabiúnas Terminal (TECAB) for the development of the BM-C-33 area, where the companies already are partners and Equinor is the operator.

The strategic alliance, among other goals, aims at applying the Equinor’s expertise in mature fields in the North Sea towards increasing the recovery factor of Roncador field. Accordingly, the parties signed the STAA for technical cooperation and the joint development of projects.

The SPA has a total amount of US$ 2.9 billion, made up of US$ 118 paid at the signature date of the agreement, contingent payments relating to investments in projects to increase the recovery factor of the field, limited to US$ 550, and the remaining amount will be paid at the transaction closing.

On June 14, 2018, this transaction was completed upon receipt of US$ 2 billion, including price adjustments at its closing amounting to US$ 14, in addition to the US$ 118 received as an advance on the signing date. Additionally, Equinor will make payments, limited to US$ 550, to the extent investments in projects for improvement of the recovery factor occur. The present value of such payments was recognized as account receivables in the amount of US$ 386, net of the aforementioned advance.

Following the closing of this transaction, the Company recognized a US$ 222 as loss within other income and expenses.

All the conditions precedent to the closing were fulfilled, including approval by the ANP and CADE, as well as the negotiation of contracts for the use of production facilities and of the purchase of associated gas by Petrobras. The final price adjustment of this transaction will occur in up to 120 day after the closing.

Sale of Petrobras Paraguay Distribución Limited (PPDL UK)

On June 26, 2018 the Board of Directors approved the sale to Copetrol Group of its entire interest held through its wholly-owned subsidiary Petrobras International Braspetro B.V. (PIB BV)in Petrobras Paraguay Distribución Limited (PPDL UK), Petrobras Paraguay Operaciones y Logistics SRL (PPOL) and Petrobras Paraguay Gas SRL (PPG).

The proceeds estimated from this sale is US$ 384, of which US$ 49 was deposited in an escrow account at the signing date, and the remaining amount will be disbursed to the Company on the transaction closing, including US$ 55 related to cash balance of these companies. The sale amount is still subject to adjustments due to changes in working capital until the conclusion of the transaction.

The corresponding assets and liabilities of this transaction are classified as held for sale as of June 30, 2018 as the conclusion of the transaction is still subject to approval procedures according to the Paraguay regulation.

9.2.	Assets classified as held for sale

The major classes of assets and liabilities classified as held for sale are shown in the following table:

	06.30.2018					12.31.2017
	E&P	Distribution	RT&M	Gas & Power	Total	Total
Assets classified as held for sale
Cash and Cash Equivalents	—	38	—	—	38	8
Trade receivables	—	36	—	—	36	117
Inventories	—	60	—	—	60	128
Investments	—	1	—	—	1	5
Property, plant and equipment	3	68	—	81	152	4,751
Others	—	113	—	—	113	309

Total	3	316	—	81	400	5,318

Liabilities on assets classified as held for sale
Trade Payables	—	18	—	—	18	102
Finance debt	—	—	—	—	—	—
Provision for decommissioning costs	—	—	—	—	—	170
Others	—	25	—	—	25	119

Total	—	43	—	—	43	391

As of June 30, 2018, the amounts refer to assets and liabilities classified as held for sale following the approvals of sale of interests in Rômulo Almeida and Celso Furtado thermoelectric power generation plants, PPDL UK, PPOL and PPG. At December 31, 2017, the amounts also comprise assets and liabilities pertained to Liquigás, Suape and Citepe petrochemical plants, the concession areas named as Iara and Lapa, the entire interest in Azulão field and 25% interest in Roncador field.

9.3.	Other changes in organizational structure

Sale and merger of Nova Fronteira Bioenergia

On December 15, 2016, the Company’s wholly-owned subsidiary PBIO (biofuels business segment) entered into an agreement with the São Martinho group to merge PBIO’s interests in Nova Fronteira Bioenergia S.A. (49%) into São Martinho.

On February 23, 2017, São Martinho granted to PBIO additional 24 million of its common shares, corresponding to 6.593% of its total capital. These shares were accounted for as available-for-sale securities.

On December 27, 2017, the Extraordinary General Shareholder’s Meeting of PBIO approved the sale of these shares through a block trade.

On February 16, 2018, PBIO disposed, through a public auction held in the Brazilian stock exchange (B3), these 24 million of shares, at the share price of US$ 5.72 dollars. The settlement of the transaction occurred on February 21, 2018, closing the complete disposal of PBIO’s interests in São Martinho’s capital.